Common shares (Tables)	12 Months Ended
Dec. 31, 2014
Common Shares Tables
Common shares
	# of shares	$ value
As at December 31, 2011	34,757,396	$53,756,687
Transactions during the year ended December 31, 2012:
Issued through private placement
financing, net of issue costs (iii)	4,258,005	2,886,024
Value attributed to US$ Warrants issued in the
private placement financing (iii)	-	(409,143)
Issued on exercise of stock options	75,000	47,250
Issued on exercise of warrants (ii)	464,558	278,760
Transfer from contributed capital upon exercise of:
Stock options	-	18,375
Warrants	-	45,733
As at December 31, 2012	39,554,959	56,623,686
Transactions during the year ended December 31, 2013:
Conversion of Preferred Shares (i)	2,000,000	3,256,400
Issued on exercise of stock options	16,667	13,234
Issued on exercise of US$ Warrants (note 11)	846,700	1,064,222
Transfer from contributed capital upon exercise of stock options	-	8,279
Transfer from fair value of US$ Warrants upon exercise (note 12)	-	374,500
As at December 31, 2013	42,418,326	61,340,321
Transactions during the year ended December 31, 2014:
Issued on exercise of stock options	482,665	288,066
Issued on exercise of US$ Warrants (note 11)	2,057,852	2,735,995
Transfer from contributed capital upon exercise of stock options	-	147,125
Transfer from fair value US$ Warrants upon exercise (note 12)	-	1,280,800
As at December 31, 2014	44,958,843	65,792,307

warrants issued
		exercise
	# of	proceeds
	warrants	received

Issued in the 2011 Placement	3,345,920	$-
Exercised in 2011	(700,000)	420,000
Outstanding as at December 31, 2011	2,645,920	420,000
Exercised in 2012	(464,558)	278,760
Expired on February 16, 2012	(2,181,362)	-
	-	698,760

Financings
	March, 2012	May 4, 2012	2012 total

Proceeds (in US dollars)	2,216,005	977,500	3,193,505
Proceeds (in Cdn $)	2,210,690	972,442	3,183,132
Less share issue costs incurred	(187,844)	(109,264)	(297,108)
Proceeds, net of issue costs	2,022,846	863,178	2,886,024

Number of common shares issued	2,954,672	1,303,333	4,258,005

Number of US$ Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder’s warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Fair value attributed to US$ Warrants	249,143	160,000	409,143